Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Lessor Disclosure [Abstract]
Future minimum payments receivable		$ 490,262	$ 505,473
Less: unearned income		(133,423)	(141,181)
Container leaseback financing receivable	[1]	356,839	364,292
Less: Allowance for credit losses		(132)	(424)
Container leaseback financing receivable, net		356,707	363,868
Amounts due within one year		28,916	27,076
Amounts due beyond one year		$ 327,791	$ 336,792

[1]	One major customer represented 89.1% and 89.7% of the Company’s container leaseback financing receivable portfolio as of June 30, 2021 and December 31, 2020, respectively. As of December 31, 2020, one other customer represented 10.3% of the Company’s container leaseback financing receivable portfolio.